Label	Element	Value
Lord Abbett Micro-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000898031_SupplementTextBlock

LORD ABBETT MICRO CAP GROWTH FUND

LORD ABBETT MICRO CAP VALUE FUND

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND

Supplement dated July 27, 2017

to the Summary Prospectus and Prospectus

You should read this supplement in conjunction with your Fund’s prospectus, which discusses in more detail the Fund’s fees and expenses and related policies.

The following is added as a footnote to the table titled “Annual Fund Operating Expenses” in the subsection of the prospectus titled “Fees and Expenses,” and supplements and supersedes any information to the contrary in each Fund’s prospectus:

†	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to their financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Micro-Cap Growth Fund